OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Payroll and related accruals	$1,951	$2,045
Accrued expenses - subcontractors	1,060	2,150
Accrued expenses	453	408
Accrued royalties	55	221
Accrued commissions	201	385
Tax authorities	122	172
Advance from customers	112	581
Contracts in progress - provision for estimated losses	56	68
Others	116	31

	$4,126	$6,061